Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortization expense	$ 40,978	$ 13,273	$ 111,311	$ 5,341
Cost of Sales [Member]
Depreciation and amortization expense			52,000
General and Administrative Expense [Member]
Depreciation and amortization expense			26,000
Research and Development Expense [Member]
Depreciation and amortization expense			23,000
Deferred Costs [Member]
Depreciation and amortization expense			$ 10,000